Marketable Securities	12 Months Ended
Mar. 31, 2018
Investments Debt And Equity Securities [Abstract]
Marketable Securities

NOTE 3: — MARKETABLE SECURITIES

a.	Marketable securities:
	March 31,
	2018	2017
Short-term marketable securities	$549,821	$3,548
Long-term marketable securities	225,639	—
	$775,460	$3,548
b.	The following is a summary of both short-term and long-term marketable securities by type:

	March 31,
	2018			2017
	Amortized	Gross unrealized	Market	Amortized	Gross unrealized	Market
	cost	loss	value	cost	loss	value
Marketable securities:
Bonds	$386,332	$(2,027)	$384,305	$—	$—	$—
Government Securities	177,657	(555)	177,102	3,617	(69)	3,548
Commercial Paper	51,432	(1)	51,431	—	—	—
Other Securities	162,672	(50)	162,622	—	—	—
Total marketable securities	$778,093	$(2,633)	$775,460	$3,617	$(69)	$3,548

For March 31, 2018, the gross unrealized loss excludes $4,550 of other comprehensive income relating to marketable securities for foreign exchange gain.

As of March 31, 2018 no other than temporary impairment charges were recorded.

c. The estimated fair value of marketable securities as of March 31, 2018 and 2017, by contractual maturity, are as follows:

	March 31,
	2018		2017
	Amortized	Market	Amortized	Market
	cost	Value	cost	Value
Available-for-sale marketable securities:
Matures in less than five years	$776,932	$774,300	$1,181	$1,001
Matures in more than five years	1,161	1,160	2,436	2,547
	$778,093	$775,460	$3,617	$3,548